Operating leases - Maturity of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases
2025	$ 5,032
2026	348
2027	59
2028	37
2029 - 2030	77
Total lease payments	5,553
Less imputed interest	(112)
Present value of lease liabilities	$ 5,441	$ 4,317